Average Annual Total Returns	Prospectus #1 Parametric Emerging Markets Fund MSCI Emerging Markets Index One Year	Prospectus #1 Parametric Emerging Markets Fund MSCI Emerging Markets Index Five Years	Prospectus #1 Parametric Emerging Markets Fund MSCI Emerging Markets Index Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class A One Year	Prospectus #1 Parametric Emerging Markets Fund Class A Five Years	Prospectus #1 Parametric Emerging Markets Fund Class A Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class C One Year	Prospectus #1 Parametric Emerging Markets Fund Class C Five Years	Prospectus #1 Parametric Emerging Markets Fund Class C Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class I One Year	Prospectus #1 Parametric Emerging Markets Fund Class I Five Years	Prospectus #1 Parametric Emerging Markets Fund Class I Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 One Year	Prospectus #1 Parametric Emerging Markets Fund Class R6 Five Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 Inception Date	Prospectus #1 Parametric International Equity Fund MSCI EAFE Index One Year	Prospectus #1 Parametric International Equity Fund MSCI EAFE Index Five Years	Prospectus #1 Parametric International Equity Fund MSCI EAFE Index Ten Years	Prospectus #1 Parametric International Equity Fund Class A One Year	Prospectus #1 Parametric International Equity Fund Class A Five Years	Prospectus #1 Parametric International Equity Fund Class A Ten Years	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric International Equity Fund Class I One Year	Prospectus #1 Parametric International Equity Fund Class I Five Years	Prospectus #1 Parametric International Equity Fund Class I Ten Years	Prospectus #1 Parametric International Equity Fund Class R One Year	Prospectus #1 Parametric International Equity Fund Class R Five Years	Prospectus #1 Parametric International Equity Fund Class R Ten Years	Prospectus #1 Parametric International Equity Fund Class R Inception Date	Prospectus #1 Parametric International Equity Fund Class R6 One Year	Prospectus #1 Parametric International Equity Fund Class R6 Five Years	Prospectus #1 Parametric International Equity Fund Class R6 Ten Years	Prospectus #1 Parametric International Equity Fund Class R6 Inception Date	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Blended Index One Year		Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Blended Index Five Years		Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Blended Index Life of Fund		Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I Inception Date	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions and Sales Life of Fund
Total	(20.09%)	(1.40%)	1.44%	(15.98%)	(2.79%)	(0.05%)	(16.30%)	(2.94%)	(0.24%)	(8.34%)	(1.91%)	0.16%	(12.85%)	(2.48%)	(0.12%)	(11.07%)	(1.49%)	0.74%	(11.00%)	(1.42%)	0.80%	Jul. 01, 2014	(14.45%)	1.54%	4.67%	(20.24%)	0.31%	4.09%	(20.42%)	(0.15%)	3.59%	(10.92%)	0.40%	3.44%	(15.69%)	1.64%	4.91%	(16.07%)	1.15%	4.46%	Aug. 10, 2015	(15.64%)	1.67%	4.94%	Aug. 10, 2015	(11.37%)	2.73%	3.93%	(18.11%)	9.42%	11.01%	1.46%	1.26%	1.21%	(8.25%)	[1]	5.73%	[1]	6.40%	[1]	(8.65%)	4.84%	5.72%	Feb. 09, 2017	(10.01%)	4.30%	5.24%	(3.73%)	3.88%	4.64%

[1]	The Blended Index consists of 50% S&P 500® Index and 50% ICE BofAML 3-Month U.S. Treasury Bill Index, rebalanced monthly.